Tax charge (Tables)	12 Months Ended
Dec. 31, 2020
Tax charge
Schedule of total tax (charge) credit in income statement

	2020 $m			2019 $m	2018 $m
	Current	Deferred
	tax	tax	Total	Total	Total
Attributable to shareholders:
Asia operations	(229)	(209)	(438)	(468)	(369)
US operations	59	408	467	345	(340)
Other operations	8	—	8	154	140
Tax (charge) credit attributable to shareholders' returns	(162)	199	37	31	(569)
Attributable to policyholders:
Asia operations	(152)	(119)	(271)	(365)	(107)
Total tax (charge) credit	(314)	80	(234)	(334)	(676)

Schedule of total tax (charge) credit

	2020 $m	2019 $m	2018 $m
Current tax expense:
Corporation tax	(445)	(589)	(380)
Adjustments in respect of prior years	131	28	15
Total current tax charge	(314)	(561)	(365)

Deferred tax arising from:
Origination and reversal of temporary differences	33	235	(331)
Impact of changes in local statutory tax rates	(1)	7	11
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	48	(15)	9
Total deferred tax credit (charge)	80	227	(311)
Total tax charge	(234)	(334)	(676)

Schedule of shareholder profit and tax charge

	2020					2019		2018

				Total	Percentage	Total	Percentage	Total	Percentage
	Asia	US	Other	attributable to	impact on	attributable to	impact on	attributable to	impact on
	operations	operations	operations	shareholders	ETR	shareholders	ETR	shareholders	ETR
	$m	$m	$m	$m	%	$m	%	$m	%
						note (vii)
Adjusted operating profit (loss)	3,667	2,796	(956)	5,507		5,310		4,409
Non-operating profit (loss)*	153	(3,510)	(2)	(3,359)		(3,388)		(959)
Profit (loss) before tax	3,820	(714)	(958)	2,148		1,922		3,450
Expected tax rate:	20%	21%	18%	21%
Tax at the expected rate	764	(150)	(172)	442	20.6%	393	20.4%	759	22.0%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (i)	(102)	(45)	—	(147)	(6.8)%	(126)	(6.6)%	(71)	(2.1)%
Deductions not allowable for tax purposes	32	11	—	43	2.0%	55	2.9%	69	2.0%
Items related to taxation of life insurance businessesnote (ii)	(152)	(106)	—	(258)	(12.0)%	(317)	(16.5)%	(128)	(3.7)%
Deferred tax adjustments	26	—	—	26	1.2%	(33)	(1.7)%	(55)	(1.6)%
Unrecognised tax lossesnote (iii)	–	—	146	146	6.8%	46	2.4%	—	—
Effect of results of joint ventures and associatesnote (iv)	(123)	—	(6)	(129)	(6.0)%	(100)	(5.2)%	(83)	(2.4)%
Irrecoverable withholding taxes	1	—	34	35	1.6%	59	3.1%	63	1.8%
Other	(10)	(3)	(7)	(20)	(1.0)%	13	0.7%	9	0.3%
Total	(328)	(143)	167	(304)	(14.2)%	(403)	(20.9)%	(196)	(5.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior yearsnote(v)	21	(158)	4	(133)	(6.2)%	(67)	(3.5)%	(4)	(0.1)%
Movements in provisions for open tax mattersnote (vi)	(20)	—	(13)	(33)	(1.5)%	(1)	(0.1)%	10	0.3%
M&G demerger related activities	—	—	—	—	0.0%	76	4.0%	—	—
Impact of carry back of US losses under the CARES Act	—	(16)	—	(16)	(0.7)%	—	—	—	—
Impact of changes in local statutory tax rates	1	—	—	1	0.0%	—	—	—	—
Adjustments in relation to business disposals and corporate transactions	—	—	6	6	0.3%	(29)	(1.5)%	—	—
Total	2	(174)	(3)	(175)	(8.1)%	(21)	(1.1)%	6	0.2%
Total actual tax charge (credit)	438	(467)	(8)	(37)	(1.7)%	(31)	(1.6)%	569	16.5%
Analysed into:

Tax charge (credit) on adjusted operating profit (loss)	495	313	(8)	800		773		666
Tax credit on non-operating profit (loss)*	(57)	(780)	—	(837)		(804)		(97)
Actual tax rate on:
Adjusted operating profit (loss):
Including non-recurring tax reconciling items	13%	11%	1%	15%		15%	note (vii)	15%	note (vii)
Excluding non-recurring tax reconciling items	13%	16%	0%	17%		15%		15%
Total profit (loss)	11%	65%	1%	(2)%		(2)%	note (vii)	16%	note (vii)

*‘Non-operating profit (loss)’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.

Notes

(i)	The $102 million in Asia operations primarily relates to non-taxable investment income in Taiwan, Singapore and Malaysia.
(ii)

The principal reason for the decrease in the Asia operations reconciling items from $192 million in 2019 to $152 million in 2020 is due to a decrease in investment gains in Indonesia and Philippines which are subject to a lower rate of taxation under local legislation.The $106 million (2019: $125 million; 2018: $111 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business.

(iii)

The $146 million (2019: $46 million; 2018: nil) adverse reconciling item in unrecognised tax losses reflects losses arising where it is unlikely that relief for the losses will be available in future periods.

(iv)

Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.

(v)

The $158 million prior year adjustment in US operations comprises the truing up from the 2019 tax provision computed in the 2019 accounts to the submitted 2019 tax return and a number of one-off adjustments to prior year deferred tax balances.

(vi)

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where, upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group's submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters.

2020 $m
Balance at 1 Jan	198
Movements in the current year included in tax charge attributable to shareholders	(33)
Provisions utilised in the year	(34)
Other movements*	(18)
Balance at 31 Dec	113

Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

(vii)	The 2019 and 2018 actual tax rates of the relevant business operations are shown below:

	2019
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	13%	14%	10%	15%
Tax rate on profit (loss) before tax	11%	48%	10%	(2)%

	2018
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	14%	16%	14%	15%
Tax rate on profit before tax	17%	15%	13%	16%

Schedule of movements in provisions for open tax matters

2020 $m
Balance at 1 Jan	198
Movements in the current year included in tax charge attributable to shareholders	(33)
Provisions utilised in the year	(34)
Other movements*	(18)
Balance at 31 Dec	113

Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax

Schedule of tax rate of relevant business operations
(i)

	2019
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	13%	14%	10%	15%
Tax rate on profit (loss) before tax	11%	48%	10%	(2)%

	2018
	Asia	US	Other	Total attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	14%	16%	14%	15%
Tax rate on profit before tax	17%	15%	13%	16%